Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash Flows from Operating Activities
Net loss	$ (4,359,734)		$ (2,922,967)		$ (1,664,885)
Loss from discontinuing operations, net of income tax	1,473,780	[1]	1,218,097	[1]	386,225	[1]
Net loss from continuing operations	(2,885,954)		(1,704,870)		(1,278,660)
Adjustments to reconcile net loss from continuing operations to net cash provided by operating activities:
Depreciation	322,747		366,850		363,904
Depletion and amortization	47,797		58,432		57,956
Foreign exchange loss (gain)	2,396,123		164,768		(107,541)
Deferred income taxes	(354,918)	[2]	(29,750)	[2]	876	[2]
Allowance for doubtful accounts	37,968		9,162		27,579
Change in inventory reserves	5,779	[3]	3,414	[3]	32,637	[3]
Accretion expense	4,963	[4]	4,524	[4]	3,842	[4]
Loss on write-off of property, plant and equipment	17,395	[5]	17,254	[5]	10,879	[5]
Income from equity investments	(276)	[6]	(3,589)	[6]	(475)	[6]
Impairment of goodwill and long-lived assets	120,237	[7]	215,727	[7]	607,877	[7]
Provision for taxes restructuring	31,950
Allowance for amounts due from related parties	41,425	[8]	714,181	[8]	919,113	[8]
Non-cash interest on pension liabilities	5,513	[9]	9,463	[9]	9,682	[9]
Loss (gain) on sale of property, plant and equipment	1,709		4,907		(4,663)
Gain on sale of investments	(14,050)		(2,466)		(2,166)
Change in asset retirement obligations	(1,505)		(7,123)		(4,004)
Gain on accounts payable with expired legal term	(930)	[10]	(11,324)	[10]	(4,043)	[10]
Loss on disposal of subsidiaries			76,814	[10]
Gain on forgiveness of fines and penalties	(28)	[10]	(2,550)	[10]	(2,777)	[10]
Amortization of loan origination fee	56,864		51,017		50,211
Pension benefit plan curtailment gain	(1,914)	[9]	(3,906)	[9]	(1,360)	[9]
Pension service cost, amortization of prior service cost and actuarial (gain) loss, other expenses	(898)	[9]	3,853	[9]	1,253	[9]
Other	23,051	[10]
Changes in working capital items, net of effects from acquisition of new subsidiaries:
Accounts receivable	53,627		63,113		41,923
Inventories	400,901		486,635		629,652
Trade payable to vendors of goods and services	3,216		114,153		56,355
Advances received	4,530		(9,382)		(56,735)
Accrued taxes and other liabilities	516,996		91,113		26,302
Settlements with related parties	(58,195)		(481,118)		(224,875)
Other current assets	21,345		26,281		68,997
Dividends received					25,956
Unrecognized income tax benefits	(30,378)		61,230		17,598
Net operating cash flows of discontinued operations	(20,463)		39,757		45,303
Net cash provided by operating activities	744,627		326,570		1,310,596
Cash Flows from Investing Activities
Acquisition of DEMP, less cash acquired	(85,215)		(66,049)		(32,810)
Acquisition of Cognor, less cash acquired					(24,172)	[11]
Acquisition of Lomprom Rostov, less cash acquired					(24)	[12]
Acquisition of Port Vanino			(662,911)
Disposal of Port Vanino			664,006
Acquisition of other subsidiaries, less cash acquired			894
Purchase of trading and investment securities	(2,160)
Proceeds from disposal of investments in affiliates					2,998
Proceeds from disposal of securities	15,855		1,111
Loans issued and other investments	(983)		(1,524)		(4,447)
Proceeds from loans issued	1,860		7,328		217,786
Proceeds from disposals of property, plant and equipment	24,191		15,170		22,872
Purchases of mineral licenses and other related payments			(2,238)		(6,079)
Purchases of property, plant and equipment	(443,668)		(550,188)		(943,963)
Net investing cash flows of discontinued operations	(114)		(26,160)		(73,938)
Net cash used in investing activities	(472,296)		(179,589)		(839,137)
Cash Flows from Financing Activities
Proceeds from borrowings	1,815,966		2,958,658		3,934,642
Repayment of borrowings	(2,185,343)		(2,935,382)		(4,191,946)
Dividends paid	(112)		(222)		(186,443)
Dividends paid to noncontrolling interest	(136)		(7,496)		(29,054)
Acquisition of noncontrolling interest in subsidiaries	(40,043)	[13]	(45,536)	[13]	(632)	[13]
Repayment of obligations under finance lease	(44,312)		(138,225)		(121,207)
Sale leaseback proceeds	18,210		74,340		3,143
Net financing cash flows of discontinued operations	(2,719)		(68,208)		(200,509)
Net cash used in financing activities	(438,489)		(162,071)		(792,006)
Effect of exchange rate changes on cash and cash equivalents	(35,965)		(5,328)		(27,875)
Net decrease in cash and cash equivalents	(202,123)		(20,418)		(348,422)
Cash and cash equivalents at beginning of period	274,539	[14]	294,957	[14]	643,379	[14]
Cash and cash equivalents at end of period	72,416	[14]	274,539	[14]	294,957	[14]
Supplementary Cash Flow Information
Interest paid, net of amount capitalized	453,190		642,546		548,858
Income taxes paid	58,739		57,741		212,962
Non-cash Activities
Acquisition of equipment under finance lease	67,462		53,163		131,846
TPP Rousse [Member]
Cash Flows from Operating Activities
Loss from discontinuing operations, net of income tax			53		108,429
Cash Flows from Investing Activities
Advance payment received in association with sale of shares					2,640
Proceeds from disposal of business, less cash disposed of	2,152		27,506
Invicta Merchant Bar Ltd. [Member]
Cash Flows from Operating Activities
Loss from discontinuing operations, net of income tax			13,303		3,588
Cash Flows from Investing Activities
Proceeds from disposal of business, less cash disposed of	690
TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]
Cash Flows from Operating Activities
Loss from discontinuing operations, net of income tax					64,487
Cash Flows from Investing Activities
Proceeds from disposal of business, less cash disposed of	15,096		414,197
Other Subsidiaries [Member]
Cash Flows from Investing Activities
Cash of other subsidiaries disposed of, less proceeds from disposal			$ (731)

[1]	See Note 4(c)
[2]	See Note 20
[3]	See Note 7
[4]	See Note 16
[5]	See Note 11
[6]	See Note 9
[7]	See Note 24
[8]	See Note 10
[9]	See Note 17
[10]	See Note 23
[11]	See Note 4(a)
[12]	See Note 4(b)
[13]	See Note 4(f)
[14]	See Note 5